Loss Before Tax	12 Months Ended
Dec. 31, 2021
Profit Loss [Abstract]
Loss Before Tax

6. LOSS BEFORE TAX

The Group’s loss before tax is arrived at after charging/(crediting):

		2021	2020	2019
	Notes	US$’000	US$’000	US$’000
Loss on disposal of property, plant and equipment		974	55	—
(Reversal of)/provision for the impairment of trade receivables, net	16	(22)	13	1
IPO expenses		—	1,439	—
Follow-on expenses		400	—	—
Employee benefit expense (including directors’ remuneration):
Wages and salaries		105,751	70,682	37,038
Pension scheme contributions (defined contribution schemes)		2,257	640	1,166
Equity-settled share-based compensation expense		20,158	4,760	1,272